Share Based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Share Based Compensation [Abstract]
Schedule of Share Option Activities

The following table summarized the Company’s share option activities for the year ended June 30, 2026:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2025	70,046	$22.55	1.39	$77.10	—
Granted
Cancelled/forfeited	(903)	$22.74		$10.78
Exercised	—	—	—	—	—
Options outstanding on June 30, 2026	69,143	$49.12	0.43	$77.46	—
Options vested and exercisable on June 30, 2026	68,866	$48.45	0.43	$145.79	—

Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Year Ended June 30,
	2026	2025
Expected volatility	N/A	164.98%
Risk-free interest rate	N/A	4.38%
Expected dividend yield	N/A	0.0%
Exercise multiple	N/A	n/a
Expected life	N/A	5.00